Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation	$ 54.3	$ 96.6	$ 111.0
Unrealized gain / (loss) on investments	8.2	8.0	6.6
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss)	35.3	87.0	106.9
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans (Note 8)	(26.5)	(19.1)	(13.2)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans (Note 8)	$ (0.7)	$ 1.5	$ 2.5